Equity (Details) - USD ($) $ in Thousands						6 Months Ended
		Jun. 09, 2025	May 14, 2025	Jan. 31, 2025	Jan. 21, 2025	Jun. 30, 2025	Jun. 30, 2024	Apr. 02, 2025
Equity [Line Items]
Reverse stock split						reverse stock split of 5 to 1
Authorized share capital								135,000,000
Additional ordinary shares					343,440
Aggregate of ordinary shares					502,464
Ordinary shares exercisable			461,539
Issuance costs (in Dollars)				$ 300
Net consideration (in Dollars)						$ 2,127
Other issuance costs (in Dollars)						$ 102
Share options granted						17,452
Vested restricted value (in Dollars)				$ 137		$ 390
Vested share options value				12,162
Vested share options						34,678
Unrecognized share-based compensation expense (in Dollars)						$ 96
Vesting period						1 year 3 months 18 days
B Warrants [Member]
Equity [Line Items]
Purchase of ordinary share			461,539
C Warrant [Member]
Equity [Line Items]
Purchase of ordinary share			461,539
Alpha Capital Anstalt [Member]
Equity [Line Items]
Proceeds of net of issuance costs (in Dollars)			$ 1,221
Issuance costs (in Dollars)			$ 279
Sales Agreement [Member]
Equity [Line Items]
Sales of ordinary shares (in Dollars)		$ 2,381,812
Equity Option [Member]
Equity [Line Items]
Share options granted						2,886
Vested restricted value (in Dollars)				$ 163
Share Options [Member]
Equity [Line Items]
Vested share options value						32,000
Common Stock [Member]
Equity [Line Items]
Ordinary shares exercisable			461,539
Share options granted				14,566
Common Stock [Member]
Equity [Line Items]
Authorized share capital								150,000,000
Purchase of ordinary share			461,539
Issued ordinary shares	[1]					1,061,250	607,684
Common Stock [Member] | Sales Agreement [Member]
Equity [Line Items]
Issued ordinary shares						599,711

[1]	Post reverse split – see Note 5A.